Wholesale financing transactions carried out by group operations (Details) € in Millions	Dec. 31, 2024 EUR (€)
Jan-24 [Member] | 3.875% [Member] | Jan-34 [Member] | Euro Member Countries, Euro
Type of Issue [Line Items]
Senior preferred	€ 1,250
Feb-24 [Member] | 4.875% [Member] | Nov-30 to Feb-31 [Member] | Feb-36 [Member] | Euro Member Countries, Euro
Type of Issue [Line Items]
Tier 2	1,250
Mar-24 [Member] | 5.831% [Member] | Mar-29 [Member] | United States of America, Dollars
Type of Issue [Line Items]
Senior preferred	1,000
Mar-24 [Member] | 6.033% [Member] | Mar-34 [Member] | Mar-35 [Member] | United States of America, Dollars
Type of Issue [Line Items]
Senior non-preferred	1,000
Mar-24 [Member] | 3.500% [Member] | Mar-31 [Member] | Euro Member Countries, Euro
Type of Issue [Line Items]
Senior (Tranche 1)- Green bond	1,000
Jun-24 [Member] | 3 month Euribor rate + 45 basis points [Member] | Jun-27 [Member] | Euro Member Countries, Euro
Type of Issue [Line Items]
Senior preferred	1,000
Jun-24 [Member] | 3.625% [Member] | Jun-30 [Member] | Euro Member Countries, Euro
Type of Issue [Line Items]
Senior preferred	750
Jun-24 [Member] | 6.875% [Member] | Dec-30 to Jun-31 [Member] | Perpetual [Member] | Euro Member Countries, Euro
Type of Issue [Line Items]
AT 1 (CoCo)	750
Aug-24 [Member] | 4.375% [Member] | May-31 to Aug-31 [Member] | Aug-36 [Member] | Euro Member Countries, Euro
Type of Issue [Line Items]
Tier 2	€ 1,000